Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) [Line Items]
Diluted net income (loss) per share, common stock					$ (0.08)	$ 0.00
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) [Line Items]
Weighted Average common stock, diluted					7,700,506	12,204,321
Diluted net income (loss) per share, common stock					$ (0.08)	$ 0.00
Nonredeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share (Parentheticals) [Line Items]
Weighted Average common stock, diluted	4,271,712	3,457,807	4,271,712	3,457,807	3,189,105	3,457,807
Diluted net income (loss) per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0.00